Borrowings (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 12, 2021
Debt Instrument [Line Items]
Convertible Debt, Noncurrent	$ 121,202,000			$ 118,833,000
Senior notes borrowing	500,000,000			500,000,000
Notes and Loans Payable	45,352,000			59,385,000
Proceeds from Related Party Debt	$ 0	$ 262,632,000
Four Navios Holdings Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 131,012,000
Three Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.12%	10.17%
Six Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.14%	10.05%
Convertible Debenture [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			0.04%		0.04%
Convertible Debt			$ 24,000,000
Debt Instrument, Convertible, Terms of Conversion Feature			five years
Convertible Debt, Noncurrent	$ 121,202,000
Senior Notes 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%
Senior Notes 2024 [Member] | Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Date of debt instrument issuance	March 21, 2019
Debt Instrument, Face Amount	$ 4,747,000
Debt Instrument, Interest Rate, Stated Percentage	9.75%
Treasury Stock, Shares, Acquired	10,930
Senior Notes 2024 [Member] | Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Date of debt instrument issuance	April 21, 2019
Debt Instrument, Face Amount	$ 3,879,000
Treasury Stock, Shares, Acquired	8,841
2025 Logistics Senior Notes [Member] | Navios Logistics [Member] | Prior to August 1, 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	102.688%
2025 Logistics Senior Notes [Member] | Navios Logistics [Member] | Upon Certain Changes In Law [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description	100% of the principal amount plus accrued and unpaid interest
2025 Logistics Senior Notes [Member] | Navios Logistics [Member] | Upon occurrence of certain change of control events [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description	101% of the principal amount plus accrued and unpaid interest
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.75%
Debt Instrument, Issuance Date	Jul. 08, 2020
Senior notes borrowing	$ 500,000,000
Maturity date of debt	July 1, 2025
Debt Instrument, Covenant Description	The 2025 Notes are fully and unconditionally guaranteed, jointly and severally, by all of the Company’s direct and indirect subsidiaries, other than Logistics Finance. The 2025 Notes are currently secured by: (i) first priority ship mortgages on three tanker vessels servicing the Company’s Cabotage Business (the (1) Elena H, (2) Makenita H and (3) Sara H). owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance, together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”).
Debt Instrument, Covenant Compliance	The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2023.
Debt Issuance Costs, Net	$ 9,893,000			$ 12,018,000
Navios Logistics other long-term loans and notes payable [Member]
Debt Instrument [Line Items]
Notes and Loans Payable	$ 45,352,000
Description of scope, credit facility	to finance the construction of its Dry Port Terminal, the acquisition of vessels, and for general corporate purposes
Debt Instrument, Description of Variable Rate Basis	LIBOR or Secured Overnight Financing Rate (“SOFR”)
Navios Logistics other long-term loans and notes payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.15%
Navios Logistics other long-term loans and notes payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	8.50%
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Secured Debt	$ 14,002,000	$ 39,035,000
NSM Loans [Member]
Debt Instrument [Line Items]
Proceeds from Related Party Debt		262,632,000
Long-term debt [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit		235,725,000
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit		$ 31,000,000